UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
November 30*
Date of reporting period:
May 31, 2026
*This Form N-CSR pertains only to the following series of the Registrant: MFS Global Opportunistic Bond Fund. The remaining series of the Registrant have fiscal year ends other than November 30.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global Opportunistic
Bond Fund

Class A-MGBAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$47	0.94%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBA-SEM

MFS® Global Opportunistic
Bond Fund

Class B-MGBBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$84	1.68%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBB-SEM

MFS® Global Opportunistic
Bond Fund

Class C-MGBDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$84	1.69%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit
quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBC-SEM

MFS® Global Opportunistic
Bond Fund

Class I-MGBJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$35	0.69%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBI-SEM

MFS® Global Opportunistic
Bond Fund

Class R1-MGBKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$84	1.69%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBR1-SEM

MFS® Global Opportunistic
Bond Fund

Class R2-MGBLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$59	1.19%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBR2-SEM

MFS® Global Opportunistic
Bond Fund

Class R3-MGBMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$47	0.94%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBR3-SEM

MFS® Global Opportunistic
Bond Fund

Class R4-MGBNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$35	0.69%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBR4-SEM

MFS® Global Opportunistic
Bond Fund

Class R6-MGBOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Opportunistic Bond Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$31	0.61%
FUND STATISTICS AS OF 5/31/26
Net Assets ($):	1,025,425,091	Average Effective Maturity (yrs):	8.0
Total Number of Holdings:	934	Average Effective Duration (yrs):	6.5
Portfolio Turnover Rate (%):	58
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/26)
Portfolio structure
	Long	Short	Net
Fixed Income	131.9%	(7.3)%	124.6%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Composition including fixed income credit quality
	Long	Short	Net
AAA	7.2%	0.0%	7.2%
AA	10.2%	0.0%	10.2%
A	24.6%	0.0%	24.6%
BBB	22.9%	0.0%	22.9%
BB	11.6%	0.0%	11.6%
B	6.5%	0.0%	6.5%
CCC	1.2%	0.0%	1.2%
U.S. Government	2.6%	0.0%	2.6%
Federal Agencies	7.3%	0.0%	7.3%
Not Rated	37.8%	(7.3)%	30.5%
Cash & Cash Equivalents	3.8%	(2.4)%	1.4%
Other	85.0%	(111.0)%	(26.0)%
Fixed income sectors
	Long	Short	Net
Non-U.S. Government Bonds	41.2%	(3.9)%	37.3%
Emerging Markets Bonds	29.6%	(0.9)%	28.7%
Investment Grade Corporates	23.3%	0.0%	23.3%
High Yield Corporates	13.6%	0.0%	13.6%
U.S. Treasury Securities	11.0%	(2.5)%	8.5%
Mortgage-Backed Securities	7.3%	0.0%	7.3%
Collateralized Loan Obligations	2.0%	0.0%	2.0%
Commercial Mortgage-Backed Securities	1.5%	0.0%	1.5%
Residential Mortgage-Backed Securities	1.1%	0.0%	1.1%
Municipal Bonds	0.7%	0.0%	0.7%
Asset-Backed Securities	0.6%	0.0%	0.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GLBR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Opportunistic Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Opportunistic Bond Fund
Portfolio of Investments − 5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 96.9%
Aerospace & Defense – 0.8%
Airbus SE, 3.375%, 5/13/2033	EUR	904,000	$1,054,297
Boeing Co., 6.388%, 5/01/2031		$278,000	296,567
Boeing Co., 5.805%, 5/01/2050		1,072,000	1,061,266
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)		461,000	454,210
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)		623,000	616,245
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		879,000	912,548
Rheinmetall AG, 3.375%, 5/28/2031	EUR	300,000	351,419
Rolls-Royce Holdings PLC, 3.875%, 5/20/2036		410,000	482,454
Thales S.A., 4.25%, 10/18/2031		600,000	730,810
TransDigm, Inc., 6.375%, 5/31/2033 (n)		$2,265,000	2,286,747
			$8,246,563
Asset-Backed & Securitized – 5.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.988%, 11/15/2054 (i)		$11,539,340	$368,013
AA Bond Co. Ltd., 5.5%, 7/31/2050	GBP	488,000	645,534
ACREC 2021-FL1 Ltd., “C”, FLR, 5.89% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		$2,557,500	2,558,225
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		2,289,760	2,300,467
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		1,936,277	1,934,113
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		977,023	981,167
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.643% (SOFR - 30 day + 3%), 1/15/2037 (n)		2,400,000	2,399,981
AREIT 2022-CRE6 Trust, “C”, FLR, 5.788% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		533,500	533,514
AREIT 2022-CRE6 Trust, “D”, FLR, 6.488% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		569,500	568,702
Arqiva Broadcast Finance PLC, 4.882%, 12/31/2032	GBP	485,333	631,171
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.164% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		$3,802,743	3,802,739
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.586%, 4/15/2053 (i)		1,363,610	52,557
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.191%, 7/15/2054 (i)		8,697,894	389,022
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.54%, 2/15/2054 (i)		14,220,534	805,755
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.75%, 7/15/2053 (i)		9,837,471	483,543
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.078%, 3/15/2054 (i)		5,969,309	214,641
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.843%, 6/15/2054 (i)		18,605,789	551,355
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.231%, 7/15/2054 (i)		19,584,432	835,288
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.216%, 8/15/2054 (i)		19,875,299	898,493
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.468% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		941,760	943,526
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.018% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		754,553	756,911
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		936,509	946,759
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		55,546	56,427
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		701,357	699,163
BX Trust, 2024-PURE, “A”, FLR, 4.172% (CORRA + 1.9%), 11/15/2041 (n)	CAD	1,959,731	1,421,641
BX Trust, 2026-CLS, “C”, 5.977%, 5/15/2043 (n)		$297,000	298,113
BX Trust, 2026-CLS, “D”, 7.077%, 5/15/2043 (n)		311,000	312,942
Cathedral Lake VI Ltd., FLR, 5.517% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)		1,783,838	1,784,632
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		372,209	310,947
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		622,245	623,463
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.704%, 4/15/2054 (i)		7,343,964	189,478
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.957%, 6/15/2063 (i)		11,230,039	372,908
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.022%, 6/15/2064 (i)		9,024,250	343,506
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		1,580,784	1,579,311
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)		194,910	194,628
ELM Trust, 2024-ELM, “D10”, 6.625%, 6/10/2039 (n)		100,000	99,771
GLBFS-SEM

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Empire District Bondco LLC, 4.943%, 1/01/2035		$1,210,429	$1,217,076
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		108,489	108,646
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		258,415	258,965
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)		1,239,000	1,238,204
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		606,933	612,899
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)		151,515	153,208
EQT Trust, 2024-EXTR, “D”, 6.682%, 7/05/2041 (n)		150,000	151,654
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.862% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		659,003	658,291
KREF 2021-FL2 Ltd., “B”, FLR, 5.392% ((SOFR - 1mo. + 0.11448%) + 1.65%), 2/15/2039 (n)		2,155,000	2,153,278
MF1 2022-FL8 Ltd., “C”, FLR, 5.812% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		1,130,366	1,125,765
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.178%, 5/15/2054 (i)		4,971,413	219,438
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)		15,474,398	536,500
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		593,918	595,437
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		1,331,253	1,335,160
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		292,301	293,651
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)		907,725	914,790
OBX Trust, 2025-NQM18, “A1”, 5.057%, 9/25/2065 (n)		659,549	657,706
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.962% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)		1,245,082	1,246,044
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.539% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		1,223,000	1,222,780
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 5.84% ((SOFR - 1mo. + 0.11448%) + 2.1%), 4/18/2038 (n)		238,000	237,762
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.275% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		3,150,000	3,150,608
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.325% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)		1,297,029	1,299,446
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)		634,931	636,162
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		123,144	123,180
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.464%, 4/15/2054 (i)		8,979,502	464,861
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.49%, 8/15/2054 (i)		14,630,891	835,905
			$53,335,822
Auto & Auto Components – 1.0%
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		$2,036,000	$2,011,768
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029		514,000	521,598
Ford Motor Credit Co. LLC, 3.305%, 5/17/2029	EUR	590,000	682,436
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030		$539,000	545,171
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033		483,000	481,861
Hyundai Capital America, 6.375%, 4/08/2030 (n)		825,000	866,004
Hyundai Capital America, 4.5%, 9/18/2030 (n)		288,000	283,601
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		1,984,000	2,128,965
RCI Banque S.A., 3.625%, 2/22/2030	EUR	700,000	818,534
Stellantis Financial Services US Corp., 5.4%, 6/15/2029 (n)(w)		$672,000	673,698
Toyota Motor Finance (Netherlands) B.V., 3.25%, 4/23/2030	EUR	740,000	863,949
Volkswagen Bank GmbH, 3.75%, 12/10/2032		400,000	463,542
			$10,341,127
Brokerage & Asset Managers – 1.0%
Carlyle Group, Inc., 5.05%, 9/19/2035		$918,000	$886,249
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		1,076,000	1,046,930
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)		1,076,000	1,063,254
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		2,303,000	2,308,775
Jefferies Financial Group, Inc., 5.5%, 2/15/2036		1,015,000	988,314
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	309,529
Low Income Investment Fund, 3.711%, 7/01/2029		555,000	538,683
LPL Holdings, Inc., 4%, 3/15/2029 (n)		805,000	784,892
LPL Holdings, Inc., 5.65%, 3/15/2035		654,000	650,706
LPL Holdings, Inc., 5.75%, 6/15/2035		135,000	135,633

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LSEG Netherlands B.V., 3%, 11/06/2031	EUR	770,000	$879,679
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		$555,000	562,159
			$10,154,803
Building – 1.0%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$2,038,000	$2,122,092
Ferguson Enterprises, Inc., 5%, 10/03/2034		1,051,000	1,044,854
Heidelberg Materials AG, 3.5%, 10/10/2029	EUR	730,000	857,820
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		$406,000	405,844
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		648,000	649,527
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		1,683,000	1,409,184
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		2,643,000	2,691,272
Vulcan Materials Co., 3.5%, 6/01/2030		546,000	522,887
Vulcan Materials Co., 5.7%, 12/01/2054		532,000	525,965
			$10,229,445
Business Services – 0.9%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	1,714,000	$2,117,368
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)		$2,265,000	2,304,435
Fiserv, Inc., 4.4%, 7/01/2049		675,000	517,851
Paychex, Inc., 5.1%, 4/15/2030		312,000	315,577
Paychex, Inc., 5.35%, 4/15/2032		770,000	780,052
RELX Finance B.V., 3.25%, 5/22/2029 (w)	EUR	300,000	351,330
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)		$2,265,000	2,236,566
Visa, Inc., 3.875%, 5/15/2044	EUR	430,000	488,792
			$9,111,971
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$394,000	$396,585
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		341,000	315,202
Comcast Corp., 6.05%, 5/15/2055		707,000	698,390
Summer BidCo B.V., 8.875%, 1/31/2031 (n)(p)	EUR	1,450,609	1,727,279
Videotron Ltd., 3.625%, 6/15/2029 (n)		$965,000	935,174
			$4,072,630
Chemicals – 0.5%
FIS Fabbrica Italiana Sintetici S.p.A., 5.25%, 2/05/2031 (n)	EUR	1,600,000	$1,869,524
FIS Fabbrica Italiana Sintetici S.p.A., 5.25%, 2/05/2031		200,000	233,691
Linde PLC, 3.4%, 2/14/2036		400,000	457,087
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)		1,590,000	1,884,040
Maxam Prill S.à r.l., 6%, 7/15/2030		450,000	533,219
Novonesis, “B”, 3.625%, 3/19/2033		280,000	328,465
			$5,306,026
Conglomerates – 0.8%
Assa Abloy AB, 3.371%, 9/09/2032	EUR	590,000	$684,494
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		$2,365,000	2,295,800
Eaton Corp. PLC, 4.5%, 3/06/2033		200,000	196,615
Eaton Corp. PLC, 4.8%, 3/06/2036		471,000	463,351
nVent Finance S.à r.l., 5.65%, 5/15/2033		646,000	664,300
Regal Rexnord Corp., 6.05%, 4/15/2028		669,000	684,029
Regal Rexnord Corp., 6.4%, 4/15/2033		367,000	388,921
Smiths Group PLC, 3.625%, 11/13/2033	EUR	930,000	1,065,785

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Veralto Corp., 4.15%, 9/19/2031	EUR	649,000	$777,704
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$508,000	523,437
Westinghouse Air Brake Technologies Corp., 5.5%, 5/29/2035		635,000	649,657
			$8,394,093
Construction – 0.2%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$1,869,000	$1,919,454
Consumer Products – 0.6%
Acushnet Co., 5.625%, 12/01/2033 (n)		$2,604,000	$2,583,640
Galderma Finance Europe B.V., 3.375%, 3/17/2031	EUR	570,000	662,778
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		$2,926,000	2,685,352
			$5,931,770
Consumer Services – 0.4%
Booking Holdings, Inc., 3%, 11/07/2030	EUR	930,000	$1,068,852
Booking Holdings, Inc., 4%, 5/11/2034		720,000	846,283
ISS Global A.S., 3.5%, 5/11/2031		1,110,000	1,290,222
Pluxee N.V., 3.75%, 9/04/2032		700,000	812,652
			$4,018,009
Diversified Financial Services – 1.6%
Ares Capital Corp., 5.25%, 4/12/2031		$547,000	$534,652
Aroundtown S.A., 3%, 10/16/2029	GBP	430,000	534,566
Avolon Holdings Funding Ltd., 5.75%, 3/01/2029 (n)		$509,000	520,278
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		796,000	776,516
Blackstone Secured Lending Fund, 5.35%, 4/13/2028		578,000	577,312
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)		506,000	504,021
Intrum Investments & Financing AB, 7.75%, 9/11/2028 (n)	EUR	1,307,869	1,482,003
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$524,000	521,782
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		390,000	408,006
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		546,000	555,193
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		2,690,000	2,613,201
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		1,323,000	1,348,691
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	1,100,000	1,237,411
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035		700,000	800,784
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		$1,509,000	1,483,242
VGP N.V., 2.25%, 1/17/2030	EUR	400,000	439,337
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		$2,379,000	2,404,941
			$16,741,936
Emerging Market Quasi-Sovereign – 2.5%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$1,958,000	$2,000,100
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		1,494,000	1,552,738
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		494,617	502,432
Codelco, Inc. (Republic of Chile), 5.529%, 1/30/2037 (n)		628,000	621,280
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		615,000	623,727
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		2,465,000	2,259,222
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		1,041,000	1,068,606
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,850,000	1,690,467
JSC National Co. Kazakhstan Temir Zholy, 4.875%, 4/29/2031 (n)		492,000	484,391
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		1,460,000	1,529,010
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		1,418,000	1,459,670

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
OCP S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		$677,000	$624,638
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,038,000	1,091,279
Petroleos Mexicanos, 10%, 2/07/2033		748,000	878,526
Petroleos Mexicanos, 7.69%, 1/23/2050		1,388,000	1,270,082
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		1,740,000	1,795,407
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		1,084,000	1,055,409
Saudi Arabian Oil Co., 5%, 2/02/2036 (n)		1,196,000	1,169,466
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,481,000	1,588,080
Telecommunications Co. (Republic of Serbia), 7.25%, 5/18/2031 (n)		1,244,000	1,242,501
Uzbek Industrial & Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		992,000	1,067,023
			$25,574,054
Emerging Market Sovereign – 18.9%
Czech Republic, 5.3%, 9/19/2035	CZK	119,500,000	$5,974,176
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		$769,000	773,406
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,168,000	1,234,224
Federative Republic of Brazil, 10%, 1/01/2035	BRL	115,577,000	18,542,799
Hellenic Republic (Republic of Greece), 3.375%, 6/16/2036 (n)	EUR	5,364,000	6,145,196
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		3,954,000	4,471,092
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		$3,134,000	3,097,097
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	38,028,000	984,209
Oriental Republic of Uruguay, 9.75%, 7/20/2033		93,420,000	2,597,935
Oriental Republic of Uruguay, 8%, 10/29/2035		125,763,733	3,203,850
People's Republic of China, 3.13%, 11/21/2029	CNY	65,610,000	10,336,634
People's Republic of China, 1.43%, 1/25/2030		122,850,000	18,207,963
People's Republic of China, 1.63%, 10/25/2030		27,300,000	4,068,792
People's Republic of China, 2.88%, 2/25/2033		113,660,000	18,275,647
People's Republic of China, 1.83%, 8/25/2035		33,000,000	4,916,428
Republic of Bulgaria, 5%, 3/05/2037		$1,192,000	1,166,275
Republic of Chile, 2.55%, 7/27/2033		452,000	387,816
Republic of Chile, 4.34%, 3/07/2042		1,000,000	881,500
Republic of Costa Rica, 7.3%, 11/13/2054		1,766,000	1,972,640
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		747,000	825,050
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	1,521,000	1,794,651
Republic of Guatemala, 6.05%, 8/06/2031 (n)		$1,545,000	1,599,137
Republic of Hungary, 5.5%, 6/16/2034		1,534,000	1,554,671
Republic of Hungary, 6%, 9/26/2035 (n)		1,460,000	1,519,127
Republic of Korea, 1.875%, 6/10/2029	KRW	15,314,110,000	9,616,806
Republic of Korea, 2.5%, 9/10/2030		26,500,000,000	16,569,918
Republic of Korea, 1.5%, 12/10/2030		24,350,000,000	14,520,536
Republic of Paraguay, 6%, 2/09/2036 (n)		$725,000	759,546
Republic of Paraguay, 5.6%, 3/13/2048		2,000,000	1,861,940
Republic of Peru, 5.375%, 2/08/2035		1,561,000	1,575,049
Republic of Peru, 6.85%, 8/12/2035	PEN	29,090,000	8,867,165
Republic of Poland, 5.375%, 2/12/2035		$1,476,000	1,499,320
Republic of Romania, 6.375%, 1/30/2034		2,014,000	2,044,327
Republic of Romania, 3.75%, 2/07/2034	EUR	1,386,000	1,456,771
Republic of Serbia, 6%, 6/12/2034 (n)		$665,000	682,678
Republic of South Africa, 7.1%, 11/19/2036 (n)		1,926,000	2,060,243
Republic of South Africa, 8.75%, 2/28/2048	ZAR	181,589,000	10,902,790
Republic of South Africa, 7.25%, 12/11/2055 (n)		$200,000	197,232
Sultanate of Oman, 7%, 1/25/2051		2,550,000	2,888,866
United Mexican States, 7.5%, 5/26/2033	MXN	76,600,000	4,083,213
			$194,116,715

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 1.1%
Aker BP ASA, 4%, 5/29/2032	EUR	660,000	$780,715
APA Corp., 6.1%, 2/15/2035		$194,000	201,618
APA Corp., 6.75%, 2/15/2055		353,000	370,986
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)		1,038,000	1,058,414
California Resources Corp., 7%, 1/15/2034 (n)		1,888,000	1,903,236
Chord Energy Corp., 6%, 10/01/2030 (n)		2,209,000	2,236,506
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		2,172,000	2,134,074
Occidental Petroleum Corp., 6.45%, 9/15/2036		777,000	843,788
Pioneer Natural Resources Co., 2.15%, 1/15/2031		596,000	536,624
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		1,046,000	1,058,522
Var Energi ASA, 3.875%, 3/12/2031	EUR	570,000	668,298
			$11,792,781
Energy - Integrated – 0.7%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	760,000	$574,497
BP Capital Markets PLC, 6%, 12/31/2164	GBP	880,000	1,200,364
Eni S.p.A., 4.25%, 5/19/2033	EUR	630,000	765,039
Eni S.p.A., 4%, 5/26/2035		1,090,000	1,283,464
Eni S.p.A., 6%, 5/18/2056 (n)		$872,000	869,826
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	1,010,000	871,903
Orlen S.A., 6%, 1/30/2035		$1,790,000	1,854,514
			$7,419,607
Entertainment & Leisure – 0.8%
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	1,519,000	$2,128,572
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		$595,000	600,221
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		494,000	500,806
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		1,542,000	1,575,724
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)		829,000	851,300
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)		1,112,000	1,114,226
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		1,775,000	1,775,374
			$8,546,223
Food & Beverages – 1.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$554,000	$518,841
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 5/19/2045	EUR	230,000	258,658
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$697,000	687,070
Arla Foods Amba, 3.375%, 5/22/2029	EUR	330,000	386,271
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		$1,330,000	1,326,574
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		960,000	943,457
Chobani LLC/Chobani Finance Corp., 6.375%, 4/15/2034 (n)		2,300,000	2,338,088
Flowers Foods, Inc., 5.75%, 3/15/2035		238,000	229,747
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		426,000	423,159
Heineken N.V., 3.505%, 5/03/2034	EUR	1,180,000	1,364,075
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032		$542,000	500,417
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.5%, 1/15/2036		697,000	695,418
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052		507,000	512,464
Kraft Heinz Foods Co., 4.375%, 6/01/2046		180,000	144,515
Magnum ICC Finance B.V., 3.75%, 11/26/2034	EUR	800,000	924,300
Magnum ICC Finance B.V., 4%, 11/26/2037		620,000	709,754
Maple Parent Holdings Corp., 4.728%, 3/26/2035		660,000	782,246
Mars, Inc., 4.8%, 3/01/2030 (n)		$380,000	382,723
Mars, Inc., 5.2%, 3/01/2035 (n)		998,000	1,004,719

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Mars, Inc., 5.7%, 5/01/2055 (n)		$1,054,000	$1,039,729
			$15,172,225
Forest & Paper Products – 0.1%
Mondi Finance PLC, 3.75%, 5/18/2033	EUR	800,000	$920,125
Smurfit Kappa Treasury Co., 3.489%, 11/24/2031		250,000	290,368
			$1,210,493
Global Systemically Important Banks – 1.9%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$268,000	$271,361
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		577,000	523,806
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		1,347,000	1,375,751
BNP Paribas S.A., 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 12/31/2164 (n)		724,000	719,241
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		769,000	767,785
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		794,000	782,261
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037		821,000	803,155
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		518,000	522,803
HSBC Holdings PLC, 4.086% to 5/12/2035, FLR (EURIBOR - 3mo. + 1.162%) to 5/12/2036	EUR	390,000	460,128
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037		$920,000	910,240
HSBC Holdings PLC, 6.75% to 5/18/2033, FLR (CMT - 5yr. + 2.513%) to 12/31/2099		422,000	423,797
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		739,000	757,862
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		1,254,000	1,105,895
JPMorgan Chase & Co., 3.588%, 1/23/2036	EUR	810,000	930,412
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		$1,319,000	1,349,583
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		352,000	243,464
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		912,000	910,559
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		1,097,000	1,053,184
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		1,021,000	1,040,616
UBS Group AG, 3.125%, 2/13/2031	EUR	890,000	1,029,695
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,447,000	1,282,160
UBS Group AG, 5.58%, 5/09/2036 (n)		270,000	275,258
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 12/31/2164 (n)		1,182,000	1,079,617
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		554,000	550,168
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		743,000	684,146
			$19,852,947
Industrial – 0.5%
Arcadis N.V., 4%, 5/20/2031	EUR	520,000	$605,802
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		$430,000	434,445
Multiversity S.p.A., 7.125%, 5/17/2031 (n)	EUR	431,000	525,155
Multiversity S.p.A., 7.125%, 5/17/2031		1,525,000	1,858,149
WSP Global, Inc., 5.039%, 9/18/2031 (n)		$428,000	426,104
WSP Global, Inc., 5.714%, 9/18/2036 (n)		992,000	989,150
			$4,838,805
Insurance – 0.6%
Aviva PLC, 4.625% to 8/28/2036, FLR (EURIBOR - 3mo. + 3.05%) to 8/28/2056	EUR	1,090,000	$1,292,929
Corebridge Financial, Inc., 4.35%, 4/05/2042		$978,000	824,079
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		624,000	618,181
Mapfre S.A., 3.125%, 1/20/2032	EUR	1,100,000	1,266,353
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$850,000	881,649
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		872,000	931,425
			$5,814,616

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.3%
Bupa Finance PLC, 6.625%, 11/18/2045	GBP	240,000	$316,623
Horseshoe Funding Trust II, 6.887%, 11/15/2055 (n)		$526,000	543,400
Humana, Inc., 5.375%, 4/15/2031		258,000	262,044
Humana, Inc., 5.55%, 5/01/2035		795,000	795,929
UnitedHealth Group, Inc., 5.15%, 7/15/2034		913,000	923,675
			$2,841,671
Insurance - Property & Casualty – 1.3%
American International Group, Inc., 5.125%, 3/27/2033		$511,000	$516,769
Arthur J. Gallagher & Co., 5%, 2/15/2032		166,000	166,177
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		347,000	375,312
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		616,000	596,992
Asurion LLC, 8%, 12/31/2032 (n)		2,382,000	2,483,921
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	1,284,000	942,513
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$637,000	653,222
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		770,000	797,909
Hub International Ltd., 7.25%, 6/15/2030 (n)		2,157,000	2,214,050
Hub International Ltd., 7.375%, 1/31/2032 (n)		379,000	388,263
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	1,030,000	1,183,350
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		$521,000	524,875
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		501,000	476,172
Progressive Corp., 5.15%, 3/26/2036		642,000	642,319
USI, Inc. of New York, 7.5%, 1/15/2032 (n)		1,046,000	1,064,882
			$13,026,726
International Market Quasi-Sovereign – 1.0%
Aena SME S.A. (Kingdom of Spain), 3.5%, 1/22/2036	EUR	500,000	$572,605
Caixa Geral de Depositos S.A. (Republic of Portugal), 3.625% to 5/20/2031, FLR (EUR ICE Swap Rate - 1yr. + 0.73%) to 5/20/2032		700,000	820,377
Electricite de France S.A., 4.625%, 1/25/2043		600,000	695,269
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		885,000	1,042,235
Landsbankinn hf. (Republic of Iceland), 4%, 5/12/2031		895,000	1,053,192
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$724,000	744,047
NBN Co. Ltd. (Commonwealth of Australia), 3.375%, 11/29/2032	EUR	1,420,000	1,652,683
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$878,000	776,713
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 4/02/2033	EUR	730,000	831,486
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031		1,030,000	1,046,088
Swisscom Finance B.V., 3.625%, 11/17/2037		1,360,000	1,561,624
			$10,796,319
International Market Sovereign – 19.9%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	9,439,000	$5,146,759
Federal Republic of Germany, 2.5%, 4/16/2031	EUR	2,300,000	2,666,731
Federal Republic of Germany, 2.9%, 2/15/2036		1,250,000	1,454,530
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	459,577
Government of Bermuda, 5%, 7/15/2032 (n)		2,566,000	2,572,774
Government of Canada, 2.25%, 2/01/2028	CAD	22,681,000	16,322,292
Government of Canada, 1.5%, 12/01/2031		15,081,000	10,051,703
Government of Canada, 2.75%, 12/01/2055		2,532,000	1,496,500
Government of Japan, 1.1%, 6/20/2043	JPY	446,700,000	1,985,040
Government of Japan, 0.4%, 3/20/2050		1,963,050,000	5,816,367
Government of Japan, 0.7%, 12/20/2051		1,102,000,000	3,365,195
Government of Japan, 2.4%, 3/20/2055		1,112,800,000	5,193,160
Government of New Zealand, 4.5%, 5/15/2030	NZD	10,013,000	6,127,244

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of New Zealand, 1.5%, 5/15/2031	NZD	7,433,000	$3,945,323
Government of New Zealand, 4.25%, 5/15/2036		4,362,000	2,553,801
Kingdom of Spain, 3.9%, 7/30/2039 (n)	EUR	4,220,000	5,068,302
Republic of France, 2.7%, 2/25/2031 (n)		9,185,000	10,599,651
Republic of France, 3.5%, 11/25/2035 (n)		4,500,000	5,235,085
Republic of France, 4.1%, 5/25/2046 (n)		4,612,000	5,336,229
Republic of France, 3.25%, 5/25/2055 (n)		6,990,000	6,650,774
Republic of Italy, 2.85%, 2/01/2031		3,078,000	3,567,367
Republic of Italy, 1.45%, 3/01/2036		25,228,000	24,284,345
Republic of Italy, 4.1%, 4/30/2046 (n)		7,500,000	8,617,830
Republic of Italy, 4.3%, 10/01/2054 (n)		3,849,000	4,410,504
State of Israel, 5%, 1/13/2036		$2,092,000	2,042,732
United Kingdom Treasury, 4%, 10/22/2031	GBP	26,409,237	34,915,965
United Kingdom Treasury, 4.5%, 3/07/2035		16,200,000	21,442,717
United Kingdom Treasury, 1.25%, 10/22/2041		843,000	662,858
United Kingdom Treasury, 1.5%, 7/22/2047		3,783,000	2,574,802
			$204,566,157
Local Authorities – 0.1%
Province of British Columbia, 2.95%, 6/18/2050	CAD	1,117,000	$617,479
Machinery & Tools – 0.2%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		$2,113,000	$2,197,021
Media – 1.1%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	1,818,000	$2,039,853
NAVER Corp., 3.75%, 4/21/2033	EUR	670,000	783,343
News Corp., 3.875%, 5/15/2029 (n)		$1,358,000	1,316,729
Nexstar Media, Inc., 7.25%, 4/15/2034 (n)		2,549,000	2,565,041
Omnicom Finance Holdings PLC, 3.85%, 5/02/2034	EUR	1,200,000	1,382,898
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		$2,208,000	2,222,857
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		1,076,000	1,024,424
			$11,335,145
Medical & Health Technology & Services – 1.2%
Baxter International, Inc., 4.9%, 12/15/2030		$401,000	$397,844
Baxter International, Inc., 5.65%, 12/15/2035		318,000	315,031
Concentra, Inc., 6.875%, 7/15/2032 (n)		2,241,000	2,319,514
Encompass Health Corp., 4.75%, 2/01/2030		2,746,000	2,701,688
Gruppo San Donato S.p.A., 6.5%, 10/31/2031	EUR	1,933,000	2,171,708
HCA, Inc., 5.45%, 9/15/2034		$125,000	126,228
HCA, Inc., 5.125%, 6/15/2039		430,000	407,980
HCA, Inc., 5.7%, 11/15/2055		507,000	476,408
ICON Investments Six DAC, 5.809%, 5/08/2027		524,000	528,224
ICON Investments Six DAC, 5.849%, 5/08/2029		523,000	532,488
New York Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery, 2.667%, 10/01/2050		1,118,000	679,505
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		560,000	553,761
Sartorius Finance B.V., 3.75%, 5/12/2031	EUR	300,000	352,148
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		$1,007,000	991,525
			$12,554,052

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.5%
Abbott Laboratories, 4.65%, 3/15/2036		$1,143,000	$1,110,894
Danaher Corp., 3.25%, 4/29/2030	EUR	1,130,000	1,322,460
Insulet Corp., 6.5%, 4/01/2033 (n)		$2,264,000	2,303,670
			$4,737,024
Metals & Mining – 0.8%
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	1,360,000	$1,570,784
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$1,547,000	1,547,537
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		2,274,000	2,313,144
Glencore Finance (Canada) Ltd., 5.55%, 10/25/2042 (n)		65,000	63,655
Norsk Hydro ASA, 3.75%, 6/17/2033	EUR	280,000	328,790
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$926,000	962,537
Samarco Mineracao S.A., 4%(4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		1,711,281	1,712,888
			$8,499,335
Midstream – 1.7%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)		$2,794,000	$2,760,446
Cheniere Energy Partners LP, 5.55%, 10/30/2035		756,000	771,316
Cheniere Energy Partners LP, 6.05%, 11/30/2056 (n)(w)		643,000	649,729
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		785,000	835,612
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		1,026,000	980,458
Energy Transfer LP, 5.95%, 5/15/2054		818,000	789,591
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	789,000	548,726
Plains All American Pipeline LP, 5.7%, 9/15/2034		$734,000	752,904
Plains All American Pipeline LP, 5.6%, 1/15/2036		426,000	429,298
Sunoco LP, 7.25%, 5/01/2032 (n)		2,727,000	2,849,404
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		1,807,000	1,865,547
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)		1,193,000	1,218,978
Targa Resources Corp., 4.2%, 2/01/2033		241,000	229,286
Targa Resources Corp., 4.95%, 4/15/2052		695,000	598,385
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		1,475,000	1,507,788
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		1,134,000	1,180,028
			$17,967,496
Mortgage-Backed – 7.3%
Fannie Mae, 5%, 8/01/2040		$219,756	$220,465
Fannie Mae, 4%, 9/01/2040 - 11/01/2044		136,645	132,211
Fannie Mae, 4.5%, 2/01/2041 - 4/01/2044		957,650	947,705
Fannie Mae, 3.5%, 9/01/2045 - 12/01/2047		493,345	459,485
Fannie Mae, 2%, 9/25/2050 (i)		1,006,819	132,167
Fannie Mae, 4%, 9/25/2050 (i)		1,321,246	252,993
Fannie Mae, 2.5%, 2/25/2051 (i)		614,375	84,957
Fannie Mae, 4.512%, 12/25/2053		1,133,876	1,140,744
Fannie Mae, 5.012%, 12/25/2054		974,456	985,296
Fannie Mae, 5.112%, 12/25/2054		1,443,399	1,460,753
Fannie Mae, 5.062%, 1/25/2055		1,531,236	1,549,830
Fannie Mae, 4.812%, 10/25/2055		2,851,530	2,870,254
Fannie Mae, UMBS, 5.5%, 4/01/2031 - 2/01/2054		2,494,929	2,515,068
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052		145,737	134,927
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 6/01/2052		4,293,094	3,617,448
Fannie Mae, UMBS, 2%, 5/01/2051 - 2/01/2052		2,231,000	1,795,092
Fannie Mae, UMBS, 3%, 10/01/2051 - 5/01/2052		2,015,414	1,768,657
Fannie Mae, UMBS, 4%, 6/01/2052 - 4/01/2053		3,634,113	3,414,331

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 6%, 8/01/2053	$264,121	$270,735
Fannie Mae, UMBS, 4.5%, 2/01/2055	753,874	724,081
Freddie Mac, 0.187%, 9/25/2026 (i)	62,189,000	46,045
Freddie Mac, 1.373%, 3/25/2027 (i)	1,517,000	13,559
Freddie Mac, 0.293%, 2/25/2028 (i)	46,151,000	231,073
Freddie Mac, 0.101%, 4/25/2028 (i)	46,683,000	124,508
Freddie Mac, 0.11%, 5/25/2028 (i)	47,225,000	143,786
Freddie Mac, 0.57%, 1/25/2030 (i)	4,833,177	92,128
Freddie Mac, 1.797%, 4/25/2030 (i)	2,395,024	150,769
Freddie Mac, 1.839%, 4/25/2030 (i)	2,589,254	165,617
Freddie Mac, 1.666%, 5/25/2030 (i)	3,408,930	208,191
Freddie Mac, 1.798%, 5/25/2030 (i)	7,523,890	484,314
Freddie Mac, 1.34%, 6/25/2030 (i)	3,170,959	153,747
Freddie Mac, 1.597%, 8/25/2030 (i)	2,931,170	174,148
Freddie Mac, 1.168%, 9/25/2030 (i)	1,901,519	85,464
Freddie Mac, 1.079%, 11/25/2030 (i)	3,948,102	170,822
Freddie Mac, 0.316%, 1/25/2031 (i)	15,502,725	174,655
Freddie Mac, 0.507%, 3/25/2031 (i)	20,194,314	400,607
Freddie Mac, 0.937%, 7/25/2031 (i)	5,068,698	221,436
Freddie Mac, 0.536%, 9/25/2031 (i)	21,590,988	544,546
Freddie Mac, 0.567%, 12/25/2031 (i)	5,486,706	143,877
Freddie Mac, 0.154%, 11/25/2032 (i)	33,028,344	385,186
Freddie Mac, 0.905%, 9/25/2034 (i)	5,029,953	329,337
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	427,259	423,862
Freddie Mac, 5%, 7/01/2041	189,442	192,074
Freddie Mac, 4%, 4/01/2044	21,148	20,282
Freddie Mac, 2.5%, 11/25/2050 (i)	1,818,721	298,663
Freddie Mac, 3%, 10/25/2052 (i)	620,333	99,423
Freddie Mac, 4.912%, 8/25/2054	1,746,251	1,761,142
Freddie Mac, 5.112%, 12/25/2054	1,627,735	1,647,892
Freddie Mac, 7.562%, 9/25/2055	844,877	878,143
Freddie Mac, 2.343%, 8/15/2057 (i)	728,951	88,943
Freddie Mac, UMBS, 6.5%, 11/01/2028 - 11/01/2054	977,088	1,021,356
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 11/01/2054	893,347	872,661
Freddie Mac, UMBS, 3%, 6/01/2050 - 2/01/2053	4,743,602	4,149,394
Freddie Mac, UMBS, 2%, 9/01/2051 - 3/01/2052	275,152	221,093
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 7/01/2053	2,955,751	2,488,599
Freddie Mac, UMBS, 5%, 8/01/2052 - 10/01/2054	2,629,655	2,599,544
Freddie Mac, UMBS, 4%, 10/01/2052 - 3/01/2053	525,269	492,311
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 8/01/2053	1,219,811	1,231,431
Freddie Mac, UMBS, 6%, 12/01/2052 - 10/01/2053	776,221	797,038
Ginnie Mae, 2.5%, 8/20/2051 - 8/20/2052	1,714,899	1,469,459
Ginnie Mae, 2%, 1/20/2052 - 2/20/2052	1,917,969	1,573,926
Ginnie Mae, 3%, 2/20/2052 - 10/20/2052	2,165,978	1,927,945
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052	831,640	781,946
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	1,369,730	1,359,341
Ginnie Mae, 5.5%, 2/20/2053 - 12/20/2054	1,044,467	1,057,944
Ginnie Mae, 4.875%, 8/20/2053 - 4/20/2055	3,904,947	3,936,072
Ginnie Mae, 5.025%, 9/20/2053	1,351,865	1,373,373
Ginnie Mae, 4.925%, 10/20/2053	883,356	895,297
Ginnie Mae, 4.975%, 10/20/2053	888,416	901,531
Ginnie Mae, 4.825%, 12/20/2053 - 3/20/2064	2,064,635	2,084,757
Ginnie Mae, 4.675%, 10/20/2054	840,475	843,051
Ginnie Mae, 7.575%, 5/20/2055	699,223	716,033

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 6.137%, 6/20/2055		$1,109,476	$1,114,739
Ginnie Mae, 6.212%, 6/20/2055		657,752	631,785
Ginnie Mae, 1.725%, 7/20/2055 (i)		1,749,803	83,735
Ginnie Mae, 3.5%, 4/20/2056		1,999,999	1,802,609
Ginnie Mae, 4.425%, 8/20/2065 - 2/20/2066		2,538,015	2,531,669
Ginnie Mae, 4.125%, 8/20/2067		811,030	811,235
UMBS, TBA, 6%, 6/11/2056		50,000	51,054
UMBS, TBA, 2.5%, 6/25/2056		525,000	439,216
			$74,591,582
Municipals – 0.7%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$380,000	$367,069
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		825,000	727,366
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		2,075,000	1,998,510
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		1,305,000	1,327,264
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	861,080
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		780,000	825,069
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	735,524
			$6,841,882
Natural Gas - Distribution – 0.5%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$1,062,000	$1,110,052
ENGIE S.A., 3.25%, 1/11/2032	EUR	900,000	1,040,457
Vier Gas Transport GmbH, 3.375%, 11/11/2031		1,300,000	1,505,994
Vier Gas Transport GmbH, 3.625%, 9/08/2033		900,000	1,039,945
			$4,696,448
Network & Telecom – 0.2%
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	680,000	$836,699
Iliad Holding S.A.S., 6.875%, 4/15/2031		342,000	420,811
Koninklijke KPN N.V., 0.875%, 12/14/2032		1,000,000	989,775
			$2,247,285
Non-Global Systemically Important Banks – 2.7%
ABANCA Corp. Bancaria S.A., 3.75% to 6/09/2033, FLR (EUR ICE Swap Rate - 1yr. + 0.97%) to 6/09/2034 (w)	EUR	900,000	$1,046,031
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$1,891,000	1,971,150
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		700,000	726,018
Bank of Cyprus PCL, 3.875% to 5/20/2030, FLR (EURIBOR - 3mo. + 1%) to 5/20/2031	EUR	630,000	737,039
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		$597,000	640,868
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		1,037,000	917,301
CaixaBank S.A., 3.375%, 6/26/2035	EUR	500,000	571,984
CaixaBank S.A., 3.75%, 1/27/2036		600,000	695,427
Ceska Sporitelna A.S., 3.657% to 2/11/2032, FLR (EURIBOR - 3mo. + 1.05%) to 2/11/2033		600,000	690,839
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,696,000	1,534,846
Crédit Agricole S.A., 3.875%, 2/16/2038	EUR	800,000	917,072
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$926,000	936,362
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		545,000	543,601
Erste & Steiermarkische Banka d.d., 4.125% to 5/27/2031, FLR (EURIBOR - 3mo. + 1.15%) to 5/27/2032	EUR	1,000,000	1,179,522
Lloyds Banking Group PLC, 5.625%, 9/16/2036	GBP	723,000	970,428
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$369,000	369,119
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		1,189,000	1,242,291
mBank S.A., 4.034%, 9/27/2030	EUR	700,000	829,804

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – continued
mBank S.A., 3.771%, 3/03/2032	EUR	100,000	$115,928
mBank S.A., 4.335% to 5/26/2032, FLR (EURIBOR - 3mo. + 1.27%) to 5/26/2033		500,000	590,321
NatWest Group PLC, 3.632% to 9/03/2033, FLR (EURIBOR - 3mo. + 1.161%) to 9/03/2034		1,680,000	1,949,003
NatWest Markets PLC, 3.125%, 1/13/2031		460,000	532,241
Pinnacle Financial Partners, Inc., 5.596% to 5/19/2031, FLR (SOFR - 1 day + 1.7%) to 5/19/2032		$1,558,000	1,565,851
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		774,000	799,265
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		791,000	810,981
Powszechna Kasa Oszczednosci Bank Polski S.A., 3.875%, 9/12/2027	EUR	750,000	877,064
Svenska Handelsbanken AB, 3.5%, 4/29/2033		1,090,000	1,267,510
Tatra Banka A.S., 4.269%, 5/26/2032		500,000	588,216
UniCredit S.p.A., 2.875%, 7/15/2030		1,430,000	1,651,035
			$27,267,117
Pharmaceuticals & Biotechnology – 0.5%
AbbVie, Inc., 4.4%, 3/15/2033		$1,035,000	$1,015,707
AbbVie, Inc., 5.35%, 3/15/2044		488,000	477,745
AbbVie, Inc., 5.4%, 3/15/2054		611,000	588,717
Eli Lilly & Co., 5.5%, 2/12/2055		507,000	503,068
Merck & Co., Inc., 4.75%, 12/04/2035		1,011,000	992,417
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		493,000	513,048
Roche Holdings, Inc., 5.593%, 11/13/2033 (n)		733,000	771,460
			$4,862,162
Pollution Control – 0.3%
Clean Harbors, Inc., 6.375%, 2/01/2031 (n)		$3,001,000	$3,050,613
Railroads – 0.2%
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055		$1,252,000	$1,217,405
Union Pacific Corp., 3.25%, 2/05/2050		1,542,000	1,061,767
			$2,279,172
Real Estate - Other – 0.3%
Goodman Australia Finance Pty Ltd., 3.875%, 4/29/2033	EUR	1,018,000	$1,183,528
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		$2,313,000	2,363,703
			$3,547,231
Real Estate - Retail – 0.6%
Choice Properties, REIT, 4.628%, 8/08/2035	CAD	1,822,000	$1,329,922
Hammerson PLC, 3.5%, 4/15/2032	EUR	1,462,000	1,662,620
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$1,590,000	1,434,447
STORE Capital Corp., REIT, 2.7%, 12/01/2031		62,000	54,543
Unibail-Rodamco-Westfield SE, 3.875%, 4/21/2033	EUR	600,000	699,779
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$1,043,000	1,032,592
			$6,213,903
Real Estate - Storage & Office – 0.3%
Boston Properties LP, REIT, 2.75%, 10/01/2026		$380,000	$378,340
Colonial SFL Socimi S.A., 3.875%, 4/08/2031	EUR	800,000	940,687
COPT Defense Properties, REIT, 4.5%, 10/15/2030		$266,000	261,318
COPT Defense Properties, REIT, 2.75%, 4/15/2031		235,000	213,222
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		457,000	467,896
Highwoods Realty LP, 5.35%, 1/15/2033		851,000	846,926
			$3,108,389

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retail & E-commerce – 1.1%
Alimentation Couche-Tard, Inc., 3.901%, 4/21/2033	EUR	898,000	$1,054,583
Amazon.com, Inc., 3.7%, 3/16/2035		650,000	762,252
Amazon.com, Inc., 4.05%, 3/16/2039		1,150,000	1,346,819
Amazon.com, Inc., 5.8%, 3/13/2056		$1,233,000	1,234,177
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		2,029,447	2,161,180
Carvana Co., 9%, 6/01/2031 (n)(p)		1,994,049	2,203,901
DICK'S Sporting Goods, 4.1%, 1/15/2052		1,186,000	857,041
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	900,000	1,023,226
Home Depot, Inc., 3.625%, 4/15/2052		$903,000	650,095
			$11,293,274
Semiconductor & Electronic Components – 0.2%
Broadcom, Inc., 4.55%, 2/15/2032		$265,000	$262,421
Broadcom, Inc., 5.2%, 7/15/2035		518,000	521,101
Broadcom, Inc., 5.7%, 1/15/2056		496,000	494,916
Intel Corp., 5.7%, 2/10/2053		560,000	532,165
			$1,810,603
Software – 0.7%
Fair Isaac Corp., 6%, 5/15/2033 (n)		$2,879,000	$2,851,076
Microsoft Corp., 2.525%, 6/01/2050		218,000	131,333
Microsoft Corp., 2.675%, 6/01/2060		607,000	340,530
Oracle Corp., 4.95%, 2/04/2031		508,000	499,540
Oracle Corp., 5.35%, 5/04/2033		558,000	549,230
Oracle Corp., 5.7%, 2/04/2036		484,000	475,518
Oracle Corp., 4%, 7/15/2046		443,000	308,142
Sage Group PLC, 3.821%, 2/25/2033	EUR	240,000	276,664
Sage Group PLC, 2.875%, 2/08/2034	GBP	614,000	683,214
Salesforce, Inc., 4.9%, 9/15/2031		$864,000	864,474
			$6,979,721
Supermarkets – 0.5%
FR Bondco S.A.S., 6.875%, 10/31/2032	EUR	1,508,000	$1,747,661
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$2,433,000	2,541,018
Kroger Co., 5.5%, 9/15/2054		698,000	655,923
			$4,944,602
Telecommunications - Wireless – 0.4%
American Tower Corp., 4%, 9/01/2033	EUR	400,000	$474,199
SoftBank Group Corp., 3.936%, 6/30/2032		410,000	482,338
T-Mobile USA, Inc., 3.875%, 4/15/2030		$266,000	258,843
T-Mobile USA, Inc., 5.05%, 7/15/2033		262,000	263,713
T-Mobile USA, Inc., 5.75%, 1/15/2034		247,000	257,757
T-Mobile USA, Inc., 5.85%, 2/15/2056		271,000	265,661
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030	EUR	1,950,000	2,275,037
			$4,277,548
Telephone Services – 0.1%
TELUS Corp., 5.25%, 11/15/2032	CAD	1,355,000	$1,042,897

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.4%
B.A.T. International Finance PLC, 3.375%, 5/11/2029	EUR	900,000	$1,051,522
B.A.T. International Finance PLC, 4.125%, 4/12/2032		1,110,000	1,322,688
Imperial Brands Finance PLC, 3.875%, 8/02/2033		680,000	782,636
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$859,000	878,674
			$4,035,520
Transportation & Logistics – 1.1%
Autoroutes du Sud de la France S.A., 3.375%, 1/19/2034	EUR	600,000	$690,623
Edge Finco PLC, 8.125%, 8/15/2031	GBP	1,714,000	2,380,524
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		$473,000	491,157
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)		1,099,000	1,098,463
Ferrovial N.V., 3.625%, 9/18/2032	EUR	690,000	802,516
Heathrow Funding Ltd., 5.625%, 2/05/2034	GBP	560,000	729,988
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	860,000	987,212
Heathrow Funding Ltd., 5.875%, 5/13/2043	GBP	430,000	549,601
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		$1,754,000	1,664,751
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033	EUR	1,150,000	1,383,357
Transurban Finance Co. Pty Ltd., 4.033%, 11/26/2037		280,000	324,550
			$11,102,742
Travel, Gaming, & Lodging – 0.8%
888 Acquisitions Ltd., 10.75%, 5/15/2030	GBP	1,850,000	$2,411,511
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		$1,439,000	1,422,272
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	490,000	647,641
Hilton Domestic Operating Co., Inc., 5.5%, 9/15/2031 (n)		$2,642,000	2,657,306
Las Vegas Sands Corp., 3.9%, 8/08/2029		1,225,000	1,184,896
Las Vegas Sands Corp., 5.3%, 5/15/2031		333,000	333,230
			$8,656,856
U.S. Treasury Obligations – 2.6%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$19,376,000	$17,049,366
U.S. Treasury Bonds, 4.75%, 11/15/2053 (f)		2,711,000	2,604,996
U.S. Treasury Notes, 4.25%, 5/15/2035		6,888,000	6,811,048
			$26,465,410
Utilities – 3.4%
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036		$825,500	$751,623
AEP Texas, Inc., 5.2%, 4/15/2036		439,000	432,001
AEP Transmission Co. LLC, 5.375%, 6/15/2035		709,000	722,113
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		341,000	341,015
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		864,000	772,258
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		222,000	210,894
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		185,000	154,511
Bruce Power LP, 2.68%, 12/21/2028	CAD	208,000	148,283
Bruce Power LP, 4.7%, 6/21/2031		510,000	384,136
Bruce Power LP, 4.27%, 12/21/2034		1,252,000	903,122
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$2,725,000	2,539,436
Duke Energy Florida LLC, 6.2%, 11/15/2053		869,000	919,284
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	670,000	767,648
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	1,000,000	1,337,389
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		$889,000	791,759
Enel Finance International N.V., 5.75%, 9/14/2040	GBP	930,000	1,202,168
Enel Finance International N.V., 5.5%, 6/15/2052 (n)		$299,000	275,005

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities – continued
Energuate Trust, 6.35%, 9/15/2035 (n)		$1,020,000	$1,016,897
ENGIE Energía Chile S.A., 6.375%, 4/17/2034 (n)		239,000	249,921
Eversource Energy, 5.5%, 1/01/2034		544,000	553,715
Florida Power & Light Co., 2.875%, 12/04/2051		710,000	444,995
Georgia Power Co., 4.95%, 5/17/2033		507,000	511,061
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		2,388,000	2,370,136
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		294,000	263,721
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	840,000	982,753
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		$721,000	724,568
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035		657,000	672,035
Oncor Electric Delivery Co. LLC, 4.55% to 11/26/2031, FLR (EUR ICE Swap Rate - 5yr. + 1.534%) to11/26/2036, FLR (EUR ICE Swap Rate - 5yr. + 1.784%) to 11/26/2051, FLR (EUR ICE Swap Rate - 5yr. + 2.534%) to 11/26/2056	EUR	473,000	554,595
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$245,000	252,808
Pacific Gas & Electric Co., 6.4%, 6/15/2033		220,000	234,124
PG&E Corp., 5.25%, 7/01/2030		2,898,000	2,867,230
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		917,000	858,355
PSEG Power LLC, 5.2%, 5/15/2030 (n)		1,026,000	1,040,973
Scottish Hydro Electric Transmission PLC, 3.375%, 11/02/2033	EUR	930,000	1,062,818
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		$482,000	492,704
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	2,180,000	2,506,947
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)		$834,000	819,461
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)		734,000	717,727
Xcel Energy, Inc., 4.6%, 6/01/2032		515,000	506,559
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		2,031,000	2,177,315
			$34,534,063
Utilities - Gas – 0.8%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$768,000	$760,012
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	1,050,000	1,068,366
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$290,000	286,149
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	1,413,000	1,598,594
EP Infrastructure A.S., 4.125%, 2/27/2033		1,361,000	1,558,439
EP Infrastructure A.S., 4.375%, 1/29/2034		485,000	559,034
Spire, Inc., 4.6%, 9/01/2031		$1,309,000	1,293,611
Spire, Inc., 6.25%, 6/01/2056		1,016,000	1,015,228
			$8,139,433
Utilities - Other – 0.1%
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035	EUR	710,000	$822,624
Total Bonds (Identified Cost, $991,038,286)			$994,091,617
Mutual Funds (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 3.69% (v) (Identified Cost, $23,522,833)		23,521,649	$23,524,001
Other Assets, Less Liabilities – 0.8%			7,809,473
Net Assets – 100.0%			$1,025,425,091

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,524,001 and
$994,091,617, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$296,644,011, representing 28.9% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 5/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	8,240,038	USD	5,852,142	HSBC Bank	7/17/2026	$64,930

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
AUD	3,792,652	USD	2,667,472	State Street Corp.	7/17/2026	$55,986
BRL	5,152,401	USD	1,003,464	Citibank N.A.	8/04/2026	2,262
CLP	5,880,185,343	USD	6,532,474	Citibank N.A.	8/14/2026	76,596
CZK	10,679,603	USD	512,799	Deutsche Bank AG	7/17/2026	395
CZK	10,610,905	USD	507,395	State Street Corp.	7/17/2026	2,497
EUR	4,494,687	USD	5,236,502	HSBC Bank	7/17/2026	16,405
EUR	1,044,850	USD	1,220,214	JPMorgan Chase Bank N.A.	7/17/2026	894
EUR	2,339,348	USD	2,731,170	Merrill Lynch International	7/17/2026	2,808
GBP	379,866	USD	508,450	BNP Paribas	7/17/2026	3,072
GBP	1,520,882	USD	2,038,968	State Street Corp.	7/17/2026	9,027
JPY	150,360,636	USD	947,538	HSBC Bank	7/17/2026	109
KRW	7,560,000,000	USD	5,012,267	Citibank N.A.	7/15/2026	9,697
MXN	93,128,786	USD	5,300,303	JPMorgan Chase Bank N.A.	7/17/2026	50,567
NOK	100,469,201	USD	10,665,182	HSBC Bank	7/17/2026	192,270
NZD	40,239,554	USD	24,000,215	State Street Corp.	7/17/2026	132,431
ZAR	39,105,303	USD	2,374,402	Merrill Lynch International	7/17/2026	28,193
USD	13,378,511	BRL	68,435,635	Barclays Bank PLC	8/06/2026	26,912
USD	593,482	BRL	3,034,000	Citibank N.A.	8/31/2026	5,287
USD	6,397,788	CAD	8,730,078	JPMorgan Chase Bank N.A.	7/17/2026	52,713
USD	39,129,882	CAD	53,671,916	Merrill Lynch International	7/17/2026	120,808
USD	1,688,348	CAD	2,310,945	State Street Corp.	7/17/2026	8,740
USD	613,394	CZK	12,764,597	Deutsche Bank AG	7/17/2026	9
USD	7,876,061	CZK	162,097,206	Merrill Lynch International	7/17/2026	86,708
USD	420,592	CZK	8,682,540	State Street Corp.	7/17/2026	3,365
USD	14,267,124	EUR	12,078,708	HSBC Bank	7/17/2026	150,827
USD	8,678,443	EUR	7,361,565	JPMorgan Chase Bank N.A.	7/17/2026	75,038
USD	1,952,525	EUR	1,662,189	Merrill Lynch International	7/17/2026	9,937
USD	228,538,707	EUR	193,015,863	State Street Corp.	7/17/2026	2,962,515
USD	3,066,973	GBP	2,270,208	JPMorgan Chase Bank N.A.	7/17/2026	9,950
USD	93,589,892	GBP	69,037,870	State Street Corp.	7/17/2026	624,637
USD	2,395,723	GBP	1,767,294	UBS AG	7/17/2026	15,914
USD	10,603,941	IDR	183,628,447,339	Citibank N.A.	7/28/2026	374,367
USD	22,391,521	JPY	3,526,552,594	HSBC Bank	7/17/2026	165,466
USD	5,750,748	JPY	910,513,991	JPMorgan Chase Bank N.A.	7/17/2026	12,244
USD	87,304	JPY	13,836,538	State Street Corp.	7/17/2026	99
USD	26,534,065	KRW	39,026,302,355	Barclays Bank PLC	7/15/2026	609,634
USD	26,441,472	KRW	38,934,169,528	Citibank N.A.	7/15/2026	578,242
USD	2,579,487	KRW	3,759,687,118	Goldman Sachs International	7/15/2026	81,998
USD	12,559,057	THB	402,454,353	Barclays Bank PLC	7/17/2026	159,531
USD	3,132,143	THB	100,025,000	Chase Manhattan Bank	7/17/2026	50,396
						$6,833,476
Liability Derivatives
AUD	3,539,651	USD	2,564,685	State Street Corp.	7/17/2026	$(22,904)
CAD	9,932,582	USD	7,241,498	Citibank N.A.	7/17/2026	(22,437)
CAD	5,722,372	USD	4,171,743	JPMorgan Chase Bank N.A.	7/17/2026	(12,688)
CAD	972,953	USD	715,454	State Street Corp.	7/17/2026	(8,306)
CZK	27,649,683	USD	1,336,638	Citibank N.A.	7/17/2026	(7,972)
CZK	26,359,153	USD	1,279,789	Merrill Lynch International	7/17/2026	(13,137)
EUR	6,046,342	USD	7,101,985	Citibank N.A.	7/17/2026	(35,670)
EUR	17,014,968	USD	20,014,799	HSBC Bank	7/17/2026	(129,533)
EUR	9,835,140	USD	11,683,462	JPMorgan Chase Bank N.A.	7/17/2026	(189,209)
EUR	3,127,285	USD	3,683,123	State Street Corp.	7/17/2026	(28,288)

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
GBP	3,990,088	USD	5,417,894	JPMorgan Chase Bank N.A.	7/17/2026	$(44,908)
GBP	1,002,714	USD	1,358,778	State Street Corp.	7/17/2026	(8,540)
GBP	1,528,651	USD	2,074,446	UBS AG	7/17/2026	(15,989)
JPY	1,475,611,885	USD	9,362,086	HSBC Bank	7/17/2026	(62,061)
JPY	97,900,152	USD	622,206	JPMorgan Chase Bank N.A.	7/17/2026	(5,192)
JPY	786,892,825	USD	4,984,178	State Street Corp.	7/17/2026	(24,795)
KRW	12,338,574,192	USD	8,377,788	Citibank N.A.	7/15/2026	(181,507)
SGD	12,691,346	USD	10,025,320	State Street Corp.	7/17/2026	(48,889)
THB	94,678,893	USD	2,963,197	Barclays Bank PLC	7/17/2026	(46,162)
USD	2,553,004	AUD	3,576,430	JPMorgan Chase Bank N.A.	7/17/2026	(15,187)
USD	5,727,108	AUD	8,139,608	State Street Corp.	7/17/2026	(117,847)
USD	194,990	CAD	268,684	Citibank N.A.	7/17/2026	(291)
USD	10,588,556	CAD	14,580,022	State Street Corp.	7/17/2026	(8,294)
USD	615,770	CNH	4,185,096	HSBC Bank	7/17/2026	(4,872)
USD	4,451,366	CNH	30,137,000	Merrill Lynch International	7/17/2026	(17,896)
USD	35,710,220	CNH	241,614,456	State Street Corp.	7/17/2026	(120,755)
USD	698,897	CZK	14,568,830	State Street Corp.	7/17/2026	(1,188)
USD	6,327,296	EUR	5,429,392	Citibank N.A.	7/17/2026	(17,993)
USD	2,553,541	EUR	2,191,840	Goldman Sachs International	7/17/2026	(8,046)
USD	5,129,036	EUR	4,399,176	HSBC Bank	7/17/2026	(12,247)
USD	817,027	EUR	700,871	JPMorgan Chase Bank N.A.	7/17/2026	(2,075)
USD	8,161,834	EUR	7,006,601	State Street Corp.	7/17/2026	(26,730)
USD	2,841,347	GBP	2,124,626	Barclays Bank PLC	7/17/2026	(19,638)
USD	513,143	GBP	381,101	Deutsche Bank AG	7/17/2026	(42)
USD	9,016,594	GBP	6,739,573	HSBC Bank	7/17/2026	(58,802)
USD	966,921	GBP	719,479	JPMorgan Chase Bank N.A.	7/17/2026	(1,918)
USD	14,524,322	MXN	253,246,597	State Street Corp.	7/17/2026	(26,385)
USD	3,674,013	NZD	6,198,251	HSBC Bank	7/17/2026	(43,230)
USD	22,152,179	NZD	37,880,526	JPMorgan Chase Bank N.A.	7/17/2026	(565,700)
USD	2,050,205	PEN	7,065,825	Citibank N.A.	7/22/2026	(14,801)
USD	10,321,919	ZAR	171,674,475	Merrill Lynch International	7/17/2026	(225,607)
						$(2,217,731)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	49	$3,839,816	June – 2026	$30,684
Canadian Treasury Bond 10 yr	Long	CAD	26	2,267,421	September – 2026	7,090
Canadian Treasury Bond 5 yr	Long	CAD	611	49,969,354	September – 2026	127,460
Euro-Bobl 5 yr	Long	EUR	350	47,400,747	June – 2026	256,063
Euro-Bund 10 yr	Short	EUR	189	27,884,670	June – 2026	301,194
Euro-Bund 10 yr	Long	EUR	5	738,331	September – 2026	1,796
Euro-Buxl 30 yr	Short	EUR	36	4,623,143	June – 2026	66,257
Euro-Schatz 2 yr	Long	EUR	693	85,693,536	June – 2026	24,397
Korean Bond 3 yr	Long	KRW	22	1,508,467	June – 2026	3,371
Long Gilt 10 yr	Long	GBP	34	4,063,209	September – 2026	63,671
U.S. Treasury Bond 30 yr	Long	USD	56	6,284,250	September – 2026	84,380
U.S. Treasury Note 10 yr	Long	USD	369	40,526,578	September – 2026	255,213

MFS Global Opportunistic Bond Fund
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Note 2 yr	Long	USD	142	$29,331,875	September – 2026	$59,404
U.S. Treasury Note 5 yr	Long	USD	95	10,185,039	September – 2026	50,502
						$1,331,482
Liability Derivatives
Interest Rate Futures
Euro-BTP 10 yr	Long	EUR	25	$3,470,332	June – 2026	$(12,133)
Korean Bond 10 yr	Short	KRW	127	9,059,390	June – 2026	(148,113)
U.S. Treasury Ultra Note 10 yr	Short	USD	232	26,002,125	September – 2026	(245,546)
						$(405,792)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	206,200,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$203,777	$—	$203,777
12/13/29	CNY	79,700,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	15,583	148	15,731
11/26/30	CNY	77,500,000	centrally cleared	1.5772% / Quarterly	CFRR / Quarterly	47,254	—	47,254
						$266,614	$148	$266,762
At May 31, 2026, the fund had cash collateral of $347,000 and other liquid securities collateral with an aggregate value of $4,137,808 to cover any collateral or margin obligations for securities and certain derivative contracts. Cash collateral posted and/or cash pledged in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $991,038,286)	$994,091,617
Investments in affiliated issuers, at value (identified cost, $23,522,833)	23,524,001
Cash	109,983
Foreign currency, at value (identified cost, $832)	834
Cash collateral posted for
Forward foreign currency exchange contracts	347,000
Receivables for
Net daily variation margin on open cleared swap agreements	17,649
Forward foreign currency exchange contracts	6,833,476
Net daily variation margin on open futures contracts	116,948
Investments sold	3,591,653
Fund shares sold	221,873
Interest and dividends	11,762,557
Other assets	43,091
Total assets	$1,040,660,682
Liabilities
Payables for
Distributions	$3,451
Forward foreign currency exchange contracts	2,217,731
Investments purchased	9,133,629
When-issued investments purchased	2,700,836
TBA purchase commitments	492,195
Fund shares reacquired	502,848
Payable to affiliates
Investment adviser	59,756
Administrative services fee	1,625
Shareholder servicing costs	13,514
Distribution and service fees	596
Payable for independent Trustees' compensation	3,401
Accrued expenses and other liabilities	106,009
Total liabilities	$15,235,591
Net assets	$1,025,425,091
Net assets consist of
Paid-in capital	$1,140,358,367
Total distributable earnings (loss)	(114,933,276)
Net assets	$1,025,425,091
Shares of beneficial interest outstanding	126,083,964

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$16,968,561	2,074,860	$8.18
Class B	43,407	5,334	8.14
Class C	276,560	33,991	8.14
Class I	15,427,000	1,895,776	8.14
Class R1	542,321	66,682	8.13
Class R2	274,564	33,755	8.13
Class R3	982,863	120,903	8.13
Class R4	507,339	62,306	8.14
Class R6	990,402,476	121,790,357	8.13

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Statement of Assets and Liabilities - continued
(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.54 [100 / 95.75 x $8.18]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 5/31/26 (unaudited) Net investment income (loss)
Income
Interest	$24,780,789
Dividends from affiliated issuers	325,047
Other	14,630
Foreign taxes withheld	(6,312)
Total investment income	$25,114,154
Expenses
Management fee	$2,807,700
Distribution and service fees	25,864
Shareholder servicing costs	36,931
Administrative services fee	73,350
Independent Trustees' compensation	11,108
Custodian fee	87,647
Shareholder communications	7,748
Audit and tax fees	49,970
Legal fees	2,656
Miscellaneous	129,571
Total expenses	$3,232,545
Fees paid indirectly	(6,830)
Reduction of expenses by investment adviser and distributor	(70,174)
Net expenses	$3,155,541
Net investment income (loss)	$21,958,613
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $3 foreign capital gains tax)	$(4,291,531)
Affiliated issuers	(4,221)
Written options	578,156
Futures contracts	(2,534,025)
Swap agreements	608,381
Forward foreign currency exchange contracts	(3,229,483)
Foreign currency	116,872
Net realized gain (loss)	$(8,755,851)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(8,785,968)
Affiliated issuers	(913)
Written options	(400,719)
Futures contracts	545,666
Swap agreements	567,017
Forward foreign currency exchange contracts	2,279,960
Translation of assets and liabilities in foreign currencies	30,387
Net unrealized gain (loss)	$(5,764,570)
Net realized and unrealized gain (loss)	$(14,520,421)
Change in net assets from operations	$7,438,192
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25
Change in net assets
From operations
Net investment income (loss)	$21,958,613	$40,864,804
Net realized gain (loss)	(8,755,851)	(3,282,647)
Net unrealized gain (loss)	(5,764,570)	11,151,962
Change in net assets from operations	$7,438,192	$48,734,119
Total distributions to shareholders	$(30,356,876)	$(36,026,513)
Change in net assets from fund share transactions	$5,566,815	$(25,448,084)
Total change in net assets	$(17,351,869)	$(12,740,478)
Net assets
At beginning of period	1,042,776,960	1,055,517,438
At end of period	$1,025,425,091	$1,042,776,960
See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.36	$8.25	$7.86	$7.96	$9.33	$9.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.30	$0.27	$0.18	$0.13
Net realized and unrealized gain (loss)	(0.11)	0.08	0.34	(0.06)	(1.10)	(0.28)
Total from investment operations	$0.05	$0.38	$0.64	$0.21	$(0.92)	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.27)	$(0.25)	$(0.16)	$(0.16)	$(0.18)
From net realized gain	—	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.23)	$(0.27)	$(0.25)	$(0.31)	$(0.45)	$(0.34)
Net asset value, end of period (x)	$8.18	$8.36	$8.25	$7.86	$7.96	$9.33
Total return (%) (r)(s)(t)(x)	0.60 (n)	4.65	8.23	2.68	(10.28)	(1.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95 (a)	0.95	0.95	0.97	0.95	1.05
Expenses after expense reductions (f)	0.94 (a)	0.94	0.94	0.95	0.94	0.99
Net investment income (loss)	3.95 (a)	3.70	3.67	3.41	2.23	1.40
Portfolio turnover rate	58 (n)	133	146	139	150	216
Net assets at end of period (000 omitted)	$16,969	$13,507	$15,574	$13,538	$15,419	$21,218
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	52	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.32	$8.21	$7.82	$7.92	$9.28	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.24	$0.21	$0.12	$0.06
Net realized and unrealized gain (loss)	(0.11)	0.07	0.34	(0.06)	(1.09)	(0.29)
Total from investment operations	$0.02	$0.31	$0.58	$0.15	$(0.97)	$(0.23)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	$(0.19)	$(0.10)	$(0.11)	$(0.10)
From net realized gain	—	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.20)	$(0.20)	$(0.19)	$(0.25)	$(0.39)	$(0.26)
Net asset value, end of period (x)	$8.14	$8.32	$8.21	$7.82	$7.92	$9.28
Total return (%) (r)(s)(t)(x)	0.22 (n)	3.88	7.45	1.91	(10.92)	(2.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70 (a)	1.70	1.70	1.71	1.70	1.80
Expenses after expense reductions (f)	1.68 (a)	1.69	1.69	1.70	1.69	1.75
Net investment income (loss)	3.17 (a)	2.95	2.96	2.62	1.47	0.64
Portfolio turnover rate	58 (n)	133	146	139	150	216
Net assets at end of period (000 omitted)	$43	$31	$55	$97	$165	$268
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	52	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.32	$8.21	$7.83	$7.92	$9.28	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.24	$0.21	$0.12	$0.06
Net realized and unrealized gain (loss)	(0.11)	0.07	0.33	(0.05)	(1.09)	(0.29)
Total from investment operations	$0.02	$0.31	$0.57	$0.16	$(0.97)	$(0.23)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	$(0.19)	$(0.10)	$(0.11)	$(0.10)
From net realized gain	—	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.20)	$(0.20)	$(0.19)	$(0.25)	$(0.39)	$(0.26)
Net asset value, end of period (x)	$8.14	$8.32	$8.21	$7.83	$7.92	$9.28
Total return (%) (r)(s)(t)(x)	0.21 (n)	3.88	7.31	2.04	(10.92)	(2.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70 (a)	1.70	1.70	1.72	1.70	1.80
Expenses after expense reductions (f)	1.69 (a)	1.68	1.69	1.70	1.69	1.75
Net investment income (loss)	3.21 (a)	2.95	2.93	2.65	1.47	0.63
Portfolio turnover rate	58 (n)	133	146	139	150	216
Net assets at end of period (000 omitted)	$277	$285	$310	$328	$420	$812
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	52	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.32	$8.21	$7.83	$7.92	$9.29	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.32	$0.29	$0.21	$0.16
Net realized and unrealized gain (loss)	(0.11)	0.07	0.33	(0.05)	(1.11)	(0.29)
Total from investment operations	$0.06	$0.39	$0.65	$0.24	$(0.90)	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.28)	$(0.27)	$(0.18)	$(0.18)	$(0.20)
From net realized gain	—	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.24)	$(0.28)	$(0.27)	$(0.33)	$(0.47)	$(0.36)
Net asset value, end of period (x)	$8.14	$8.32	$8.21	$7.83	$7.92	$9.29
Total return (%) (r)(s)(t)(x)	0.72 (n)	4.91	8.38	3.07	(10.11)	(1.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70 (a)	0.70	0.70	0.71	0.70	0.80
Expenses after expense reductions (f)	0.69 (a)	0.68	0.68	0.70	0.68	0.74
Net investment income (loss)	4.20 (a)	3.96	3.90	3.66	2.48	1.64
Portfolio turnover rate	58 (n)	133	146	139	150	216
Net assets at end of period (000 omitted)	$15,427	$21,518	$15,780	$10,245	$9,541	$12,395
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	52	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.31	$8.20	$7.82	$7.91	$9.28	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.24	$0.21	$0.12	$0.06
Net realized and unrealized gain (loss)	(0.11)	0.07	0.33	(0.05)	(1.10)	(0.29)
Total from investment operations	$0.02	$0.31	$0.57	$0.16	$(0.98)	$(0.23)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.20)	$(0.19)	$(0.10)	$(0.11)	$(0.10)
From net realized gain	—	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.20)	$(0.20)	$(0.19)	$(0.25)	$(0.39)	$(0.26)
Net asset value, end of period (x)	$8.13	$8.31	$8.20	$7.82	$7.91	$9.28
Total return (%) (r)(s)(t)(x)	0.21 (n)	3.88	7.32	2.05	(11.03)	(2.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70 (a)	1.70	1.70	1.72	1.70	1.80
Expenses after expense reductions (f)	1.69 (a)	1.69	1.69	1.70	1.69	1.74
Net investment income (loss)	3.21 (a)	2.96	2.93	2.66	1.51	0.65
Portfolio turnover rate	58 (n)	133	146	139	150	216
Net assets at end of period (000 omitted)	$542	$543	$497	$530	$579	$615
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	52	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.31	$8.21	$7.82	$7.91	$9.28	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.28	$0.25	$0.16	$0.11
Net realized and unrealized gain (loss)	(0.11)	0.06	0.34	(0.05)	(1.10)	(0.29)
Total from investment operations	$0.04	$0.34	$0.62	$0.20	$(0.94)	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.24)	$(0.23)	$(0.14)	$(0.15)	$(0.15)
From net realized gain	—	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.22)	$(0.24)	$(0.23)	$(0.29)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$8.13	$8.31	$8.21	$7.82	$7.91	$9.28
Total return (%) (r)(s)(t)(x)	0.47 (n)	4.27	7.98	2.56	(10.58)	(1.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20 (a)	1.20	1.20	1.22	1.20	1.30
Expenses after expense reductions (f)	1.19 (a)	1.19	1.19	1.21	1.19	1.24
Net investment income (loss)	3.71 (a)	3.45	3.43	3.17	2.00	1.16
Portfolio turnover rate	58 (n)	133	146	139	150	216
Net assets at end of period (000 omitted)	$275	$282	$396	$411	$656	$822
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	52	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.31	$8.20	$7.82	$7.92	$9.28	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.30	$0.29	$0.27	$0.19	$0.13
Net realized and unrealized gain (loss)	(0.11)	0.07	0.34	(0.06)	(1.10)	(0.28)
Total from investment operations	$0.05	$0.37	$0.63	$0.21	$(0.91)	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.26)	$(0.25)	$(0.16)	$(0.16)	$(0.18)
From net realized gain	—	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.23)	$(0.26)	$(0.25)	$(0.31)	$(0.45)	$(0.34)
Net asset value, end of period (x)	$8.13	$8.31	$8.20	$7.82	$7.92	$9.28
Total return (%) (r)(s)(t)(x)	0.59 (n)	4.65	8.12	2.68	(10.24)	(1.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95 (a)	0.95	0.95	0.97	0.95	1.05
Expenses after expense reductions (f)	0.94 (a)	0.93	0.93	0.95	0.94	1.00
Net investment income (loss)	3.96 (a)	3.71	3.65	3.40	2.25	1.39
Portfolio turnover rate	58 (n)	133	146	139	150	216
Net assets at end of period (000 omitted)	$983	$1,199	$815	$499	$435	$566
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	52	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.32	$8.21	$7.83	$7.92	$9.29	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.32	$0.29	$0.21	$0.15
Net realized and unrealized gain (loss)	(0.11)	0.07	0.33	(0.05)	(1.11)	(0.27)
Total from investment operations	$0.06	$0.39	$0.65	$0.24	$(0.90)	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.28)	$(0.27)	$(0.18)	$(0.18)	$(0.20)
From net realized gain	—	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.24)	$(0.28)	$(0.27)	$(0.33)	$(0.47)	$(0.36)
Net asset value, end of period (x)	$8.14	$8.32	$8.21	$7.83	$7.92	$9.29
Total return (%) (r)(s)(t)(x)	0.72 (n)	4.91	8.38	3.07	(10.11)	(1.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70 (a)	0.70	0.70	0.72	0.70	0.81
Expenses after expense reductions (f)	0.69 (a)	0.68	0.69	0.70	0.69	0.76
Net investment income (loss)	4.21 (a)	3.95	3.92	3.67	2.51	1.61
Portfolio turnover rate	58 (n)	133	146	139	150	216
Net assets at end of period (000 omitted)	$507	$381	$252	$192	$181	$213
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	52	119	114	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$8.31	$8.20	$7.82	$7.91	$9.28	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.33	$0.32	$0.29	$0.21	$0.17
Net realized and unrealized gain (loss)	(0.11)	0.07	0.33	(0.04)	(1.10)	(0.28)
Total from investment operations	$0.06	$0.40	$0.65	$0.25	$(0.89)	$(0.11)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.29)	$(0.27)	$(0.19)	$(0.19)	$(0.21)
From net realized gain	—	—	—	(0.15)	(0.26)	(0.16)
From tax return of capital	—	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.24)	$(0.29)	$(0.27)	$(0.34)	$(0.48)	$(0.37)
Net asset value, end of period (x)	$8.13	$8.31	$8.20	$7.82	$7.91	$9.28
Total return (%) (r)(s)(t)(x)	0.76 (n)	5.00	8.47	3.16	(10.05)	(1.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62 (a)	0.62	0.62	0.62	0.61	0.70
Expenses after expense reductions (f)	0.61 (a)	0.61	0.61	0.61	0.60	0.65
Net investment income (loss)	4.29 (a)	4.04	4.01	3.76	2.58	1.75
Portfolio turnover rate	58 (n)	133	146	139	150	216
Net assets at end of period (000 omitted)	$990,402	$1,005,032	$1,021,839	$939,060	$931,367	$1,155,980
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	52	119	114	N/A	N/A	N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)
Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending November 30, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Opportunistic Bond Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The fund may invest up to 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents more than 20% of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2026, the fund did not have more than 25% of its assets invested in any one industry.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$26,465,410	$—	$26,465,410
Non - U.S. Sovereign Debt	—	435,053,245	—	435,053,245
Municipal Bonds	—	6,841,882	—	6,841,882
U.S. Corporate Bonds	—	229,018,780	—	229,018,780
Residential Mortgage-Backed Securities	—	86,109,742	—	86,109,742
Commercial Mortgage-Backed Securities	—	15,188,083	—	15,188,083
Asset-Backed Securities (including CDOs)	—	26,629,579	—	26,629,579
Foreign Bonds	—	168,784,896	—	168,784,896
Investment Companies	23,524,001	—	—	23,524,001
Total	$23,524,001	$994,091,617	$—	$1,017,615,618

Other Financial Instruments
Futures Contracts – Assets	$1,331,482	$—	$—	$1,331,482
Futures Contracts – Liabilities	(405,792)	—	—	(405,792)
Forward Foreign Currency Exchange Contracts – Assets	—	6,833,476	—	6,833,476
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,217,731)	—	(2,217,731)
Swap Agreements – Assets	—	266,762	—	266,762
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,331,482	$(405,792)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	6,833,476	(2,217,731)
Interest Rate	Cleared Swap Agreements	266,762	—
Total		$8,431,720	$(2,623,523)
(a)  Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(2,534,025)	$608,381	$—	$—	$—
Foreign Exchange	—	—	(3,229,483)	—	—
Credit	—	—	—	(1,908,868)	578,156
Total	$(2,534,025)	$608,381	$(3,229,483)	$(1,908,868)	$578,156
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$545,666	$567,017	$—	$—	$—
Foreign Exchange	—	—	2,279,960	—	—
Credit	—	—	—	658,567	(400,719)
Total	$545,666	$567,017	$2,279,960	$658,567	$(400,719)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of May 31, 2026:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$116,948	$—
Cleared Swap Agreements (a)	17,649	—
Forward Foreign Currency Exchange Contracts	6,833,476	(2,217,731)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$6,968,073	$(2,217,731)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	4,590,211	(769,655)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$2,377,862	$(1,448,076)
(a) The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the counterparty at May 31, 2026:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Counterparty (b)	Cash Collateral Posted by Counterparty (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$796,077	$(65,800)	$—	$(520,000)	$210,277
BNP Paribas	3,072	—	—	—	3,072
Citibank N.A.	1,046,451	(280,671)	—	(640,000)	125,780
Deutsche Bank AG	404	(42)	—	—	362
Goldman Sachs International	81,998	(8,046)	—	—	73,952
JPMorgan Chase Bank N.A.	201,406	(201,406)	—	—	—
Merrill Lynch International	248,454	(248,454)	—	—	—
Total	$2,377,862	$(804,419)	$—	$(1,160,000)	$413,443
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral posted by the fund at May 31, 2026:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Posted by Fund (b)	Cash Collateral Posted by Fund (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(65,800)	$65,800	$—	$—	$—
Citibank N.A.	(280,671)	280,671	—	—	—
Deutsche Bank AG	(42)	42	—	—	—
Goldman Sachs International	(8,046)	8,046	—	—	—
JPMorgan Chase Bank N.A.	(836,877)	201,406	—	347,000	(288,471)
Merrill Lynch International	(256,640)	248,454	—	—	(8,186)
Total	$(1,448,076)	$804,419	$—	$347,000	$(296,657)
(b) The amount presented here may be less than the total amount of collateral posted by the counterparty/by the fund. Excess collateral is not shown for purposes of this presentation.
Written Options - In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
A written swaption represents an option that if exercised by the buyer, obligates the fund as option writer to enter into a pre-defined interest rate swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined interest rate swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund's investments, to adjust the fund's sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the six months ended May 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/25
Ordinary income (including any short-term capital gains)	$36,026,513
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/26
Cost of investments	$1,021,471,540
Gross appreciation	13,022,794
Gross depreciation	(16,878,716)
Net unrealized appreciation (depreciation)	$(3,855,922)
As of 11/30/25
Undistributed ordinary income	28,121,270
Capital loss carryforwards	(121,165,880)
Other temporary differences	(3,392,876)
Net unrealized appreciation (depreciation)	4,422,894
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(37,495,579)
Long-Term	(83,670,301)
Total	$(121,165,880)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 5/31/26	Year ended 11/30/25
Class A	$422,589	$467,871
Class B	947	1,084
Class C	6,743	5,982
Class I	530,049	569,779
Class R1	13,320	13,068
Class R2	7,255	9,964
Class R3	29,599	27,398
Class R4	11,994	7,689
Class R6	29,334,380	34,923,678
Total	$30,356,876	$36,026,513
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until March 31, 2027. For the six months ended May 31, 2026, this management fee reduction amounted to $70,168, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2026 was equivalent to an annual effective rate of 0.53% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.97%	1.72%	1.72%	0.72%	1.72%	1.22%	0.97%	0.72%	0.64%
This written agreement will terminate on July 31, 2026. For the six months ended May 31, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Effective August 1, 2026, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.90%	1.65%	1.65%	0.65%	1.65%	1.15%	0.90%	0.65%	0.57%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2028.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $209 for the six months ended May 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$19,574
Class B	0.75%	0.25%	1.00%	1.00%	228
Class C	0.75%	0.25%	1.00%	1.00%	1,393
Class R1	0.75%	0.25%	1.00%	1.00%	2,748
Class R2	0.25%	0.25%	0.50%	0.50%	680
Class R3	—	0.25%	0.25%	0.25%	1,241
Total Distribution and Service Fees					$25,864
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended May 31, 2026, this rebate amounted to $6 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2026, were as follows:
Amount
Class A	$254
Class B	—
Class C	2
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended May 31, 2026, the fee was $10,338, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $26,593.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended May 31, 2026 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$27
8/19/2024	Redemption	Class I	12	97
12/31/2025	Purchase	Class B	3,045	25,000

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
At May 31, 2026 MFS held approximately 58% of the outstanding shares of Class B.
(4) Portfolio Securities
For the six months ended May 31, 2026, purchases and sales of investments, other than short-term obligations were as follows:
	Purchases	Sales
U.S. Government securities	$121,285,968	$143,375,324
Non-U.S. Government securities	466,466,334	460,988,526
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 5/31/26		Year ended 11/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	560,552	$4,621,326	649,623	$5,334,479
Class B	3,044	25,000	1,307	10,679
Class C	695	5,660	21,486	175,096
Class I	188,262	1,544,323	1,045,503	8,638,243
Class R1	3,167	26,125	5,326	43,473
Class R2	981	8,048	2,293	18,660
Class R3	13,156	107,732	47,028	388,687
Class R4	16,908	137,217	25,837	214,730
Class R6	2,859,852	23,469,029	11,314,135	92,548,919
	3,646,617	$29,944,460	13,112,538	$107,372,966
Shares issued to shareholders in reinvestment of distributions
Class A	50,966	$419,201	56,208	$463,348
Class B	114	933	131	1,074
Class C	822	6,736	727	5,974
Class I	62,771	514,155	67,088	551,215
Class R1	1,628	13,320	1,593	13,068
Class R2	887	7,255	1,196	9,808
Class R3	3,619	29,599	3,341	27,398
Class R4	1,463	11,974	914	7,506
Class R6	3,584,887	29,322,260	4,254,723	34,905,739
	3,707,157	$30,325,433	4,385,921	$35,985,130
Shares reacquired
Class A	(152,233)	$(1,248,147)	(977,770)	$(8,018,851)
Class B	(1,528)	(12,409)	(4,409)	(35,961)
Class C	(1,758)	(14,414)	(25,737)	(208,940)
Class I	(941,937)	(7,715,904)	(448,266)	(3,657,944)
Class R1	(3,396)	(27,504)	(2,175)	(17,685)
Class R2	(2,069)	(17,027)	(17,826)	(145,228)
Class R3	(40,142)	(329,085)	(5,464)	(44,626)
Class R4	(1,786)	(14,548)	(11,765)	(95,790)
Class R6	(5,551,808)	(45,324,040)	(19,227,626)	(156,581,155)
	(6,696,657)	$(54,703,078)	(20,721,038)	$(168,806,180)

MFS Global Opportunistic Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 5/31/26		Year ended 11/30/25
	Shares	Amount	Shares	Amount
Net change
Class A	459,285	$3,792,380	(271,939)	$(2,221,024)
Class B	1,630	13,524	(2,971)	(24,208)
Class C	(241)	(2,018)	(3,524)	(27,870)
Class I	(690,904)	(5,657,426)	664,325	5,531,514
Class R1	1,399	11,941	4,744	38,856
Class R2	(201)	(1,724)	(14,337)	(116,760)
Class R3	(23,367)	(191,754)	44,905	371,459
Class R4	16,585	134,643	14,986	126,446
Class R6	892,931	7,467,249	(3,658,768)	(29,126,497)
	657,117	$5,566,815	(3,222,579)	$(25,448,084)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 31%, 25%, 20%, 5%, 5%, 3%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2045 Fund and the MFS Lifetime 2050 Fund were the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2026, the fund’s commitment fee and interest expense were $2,333 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended May 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,489,323	$289,604,110	$276,564,298	$(4,221)	$(913)	$23,524,001

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$325,047	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Opportunistic Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Opportunistic Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Opportunistic Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   July 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  July 16, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  July 16, 2026

*  Print name and title of each signing officer under his or her signature.